Acquisitions and Divestitures - Operations of the Company and its Subsidiaries (Detail) ¥ in Millions	9 Months Ended
Dec. 31, 2022 JPY (¥)
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	¥ 2,062,746
Net Income	¥ 226,939